MORGAN STANLEY DEAN WITTER VALUE FUND                     Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 1999               New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 1999, was a difficult one for value investors in general, and for Morgan Stanley Dean Witter Value Fund. The Fund, which commenced operations on November 25, 1998, seeks to provide total return. The Fund's sub-advisor, Miller Anderson & Sherrerd LLP (MAS), uses a team-oriented approach, coupled with rigorous independent research to identify stocks that appear to be trading below their true worth.

MARKET OVERVIEW

Despite residual effects from Asia and continued fears of a global economic recession, the U.S. economy continued to boom throughout the fourth quarter of 1998 and in the first quarter of 1999. In particular, the domestic equity market remained strong. Volume increased as the Dow Jones Industrial Average climbed toward the 10,000 mark, then continued upward in the first quarter of 1999. Interest rates remained low, inflation minimal and unemployment almost nonexistent. Investors continued to flock toward index and growth stocks, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned its fourth consecutive year of exceptional returns (28.6 percent).

And yet something seemed amiss. Active managers underperformed and the stock market saw an ever widening gap between mega-cap growth and Internet-related stocks and the small- and mid-cap, economically sensitive cyclical stocks that make up much of Morgan Stanley Dean Witter Value Fund's portfolio. Throughout the period, the lion's share of the S&P 500's remarkable returns came from only a handful of stocks. During 1998, the largest 100 companies in the S&P outperformed the other 400 companies by a margin of 21.4 percent. In addition, the market experienced the anomaly of a tremendous spread between the performance results of the two highest and the two lowest price-earnings (P/E) quintiles. This trend continued in first-quarter 1999 when the greatest quarterly performance differential in two decades was recorded: nearly 1,500 basis points.

MORGAN STANLEY DEAN WITTER VALUE FUND

PERFORMANCE AND PORTFOLIO

From its inception through March 31, 1999, Morgan Stanley Dean Witter Value Fund's Class A, B, C and D shares returned -3.87 percent, -4.14 percent, -4.14 percent and -3.85 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. The Fund underperformed the broad-based S&P 500 and the Lipper Growth and Income Funds Index, which returned
8.91 percent and 3.96 percent, respectively.

During the period under review, the Fund's disciplined, low P/E, value-oriented strategy proved to be the most influential factor affecting the negative performance of the portfolio. Both stock selection and sector allocation contributed to the Fund's underperformance, each being driven by the Fund's commitment to a low P/E, value discipline. The Fund was simply priced out of many opportunities. The Fund's largest overweights were in the economically sensitive, cyclically driven sectors of consumer durables, financial services, basic resources, heavy industry and transportation. Its largest underweightings were in technology, consumer nondurables, utilities, consumer services and health care, sectors dominated by stocks with high P/E valuations.

During the first quarter of 1999, the Fund took advantage of buying opportunities in the health-care services industry by adding to positions in United Healthcare, Foundation Health and HEALTHSOUTH. Many HMO and hospital management stocks have attractive long-term growth opportunities, stable demand characteristics, positive demographics and compelling valuations at 10 times earnings and six times cash flow.

A strategy that benefited performance was exposure to merger and acquisition activity as mega-cap companies strove to boost revenue growth through acquisitions. In early February two of our industrial names were acquired:
Aeroquip-Vickers (by Eaton) and Morton (by Rohm & Haas). The Aeroquip-Vickers/Eaton merger alone contributed strongly to performance in February.

LOOKING AHEAD

Despite the continued dominance of growth stocks, MAS remains optimistic about value investing. The underperformance of this style has created exceptional pricing opportunities. Global economic growth appears to be picking up, spurred on by continuing interest-rate cuts and by the beginnings of a recovery in many emerging markets. Together with the extremely high valuations of many growth stocks, including some earnings disappointments among them, the time may well be right for a rotation into value stocks. MAS believes that at some point low P/E investing will attract investor attention again. When it does, the Fund is well positioned to participate in the market's upswing.

MORGAN STANLEY DEAN WITTER VALUE FUND

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,
/s/ CHARLES A. FIUMEFREDDO                         /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                                 MITCHELL M. MERIN
Chairman of the Board                                  President

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (96.6%)
            Agricultural Chemicals (1.1%)
  69,400    IMC Global, Inc. ............  $  1,418,362
                                           ------------

            Air Freight/Delivery Services
   9,900    (0.3%) CNF Transportation,
            Inc. ....                           374,344
                                           ------------
            Airlines (2.8%)
  25,800    AMR Corp.*...................     1,510,912
  29,900    Delta Air Lines, Inc. .......     2,078,050
                                           ------------
                                              3,588,962
                                           ------------
            Apparel (3.6%)
  68,300    Liz Claiborne, Inc. .........     2,228,287
  50,200    VF Corp. ....................     2,368,812
                                           ------------
                                              4,597,099
                                           ------------
            Auto Parts: O.E.M. (2.9%)
  47,000    Dana Corp. ..................     1,786,000
   8,800    Eaton Corp. .................       629,200
  27,200    TRW Inc. ....................     1,237,600
                                           ------------
                                              3,652,800
                                           ------------
            Automotive Aftermarket (1.7%)
  43,800    Goodyear Tire & Rubber Co....     2,181,787
                                           ------------
            Building Materials (1.6%)
  63,200    Owens Corning................     2,010,550
                                           ------------
            Computer Hardware (2.9%)
  20,700    International Business
             Machines Corp. .............     3,669,075
                                           ------------

            Construction/Agricultural
             Equipment/Trucks (4.1%)
  97,900    Case Corp. ..................     2,484,212
  45,700    Cummins Engine Co., Inc. ....     1,625,206
  27,100    Navistar International
             Corp.*......................     1,089,081
                                           ------------
                                              5,198,499
                                           ------------
            Contract Drilling (1.2%)
  84,000    Nabors Industries, Inc.*.....     1,527,750
                                           ------------
            Department Stores (2.0%)
  40,200    Dillard's, Inc. (Class A)....     1,020,075
  32,700    Sears, Roebuck & Co. ........     1,477,631
                                           ------------
                                              2,497,706
                                           ------------
            Discount Chains (0.0%)
     300    Consolidated Stores Corp.*...         9,094
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Diversified Commercial
             Services (0.4%)
  75,800    Olsten Corp. ................  $    469,012
                                           ------------

            Diversified Manufacturing (2.7%)
  46,700    Aeroquip-Vickers, Inc. ......     2,676,494
  16,100    FMC Corp.*...................       794,937
                                           ------------
                                              3,471,431
                                           ------------
            E.D.P. Services (2.4%)
  71,800    First Data Corp. ............     3,069,450
                                           ------------

            Electric Utilities (3.9%)
  14,300    Cinergy Corp. ...............       393,250
  23,200    DTE Energy Co. ..............       891,750
  14,000    Duke Energy Corp. ...........       764,750
  23,900    Entergy Corp. ...............       657,250
  20,200    GPU, Inc. ...................       753,712
  16,100    PECO Energy Co. .............       744,625
  30,000    Southern Co. ................       699,375
                                           ------------
                                              4,904,712
                                           ------------
            Electronic Distributors
             (1.4%)
  58,400    Arrow Electronics, Inc.*.....       876,000
  23,500    Avnet Inc.. .................       860,687
                                           ------------
                                              1,736,687
                                           ------------
            Fluid Controls (1.3%)
  48,100    Parker-Hannifin Corp. .......     1,647,425
                                           ------------

            Hospital/Nursing Management
             (2.1%)
  48,400    Columbia/HCA Healthcare
             Corp. ......................       916,575
  92,300    Tenet Healthcare Corp.*......     1,747,931
                                           ------------
                                              2,664,506
                                           ------------
            Industrial Machinery/
             Components (1.5%)
  53,700    Harnischfeger Industries,
             Inc. .......................       305,419
  29,600    Kennametal, Inc. ............       518,000
  20,400    Tecumseh Products Co.*.......     1,025,100
                                           ------------
                                              1,848,519
                                           ------------
            Life Insurance (1.8%)
  14,000    American General Corp. ......       987,000
  31,100    ReliaStar Financial Corp. ...     1,325,637
                                           ------------
                                              2,312,637
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Major Banks (11.7%)
  38,300    Bank One Corp. ..............  $  2,108,894
  34,600    BankAmerica Corp. ...........     2,443,625
  20,100    BankBoston Corp. ............       870,581
  54,300    Chase Manhattan Corp.
             (The).......................     4,415,269
  24,000    First Union Corp. ...........     1,282,500
  48,300    PNC Bank Corp. ..............     2,683,669
  20,600    Republic New York Corp. .....       950,175
                                           ------------
                                             14,754,713
                                           ------------
            Major Chemicals (1.1%)
  41,500    Rohm & Haas Co. .............     1,392,844
                                           ------------
            Major U.S. Telecommunications
             (2.5%)
  36,300    Bell Atlantic Corp. .........     1,876,256
  22,800    U.S. West, Inc. .............     1,255,425
                                           ------------
                                              3,131,681
                                           ------------
            Managed Health Care (3.7%)
  91,100    Foundation Health Systems
             Inc. (Class A)..............     1,110,281
  71,100    Humana, Inc.*................     1,226,475
  43,500    United Healthcare Corp. .....     2,289,188
                                           ------------
                                              4,625,944
                                           ------------
            Meat/Poultry/Fish (0.6%)
  38,300    IBP, Inc. ...................       713,338
                                           ------------

            Medical/Nursing Services
             (1.6%)
 192,300    HEALTHSOUTH Corp.*...........     1,995,113
                                           ------------
            Mid-Sized Banks (0.9%)
  33,900    UnionBanCal Corp. ...........     1,152,600
                                           ------------

            Motor Vehicles (6.9%)
  52,700    Ford Motor Co. ..............     2,990,725
  66,200    General Motors Corp. ........     5,751,125
                                           ------------
                                              8,741,850
                                           ------------
            Multi-Line Insurance (5.9%)
  54,700    Allstate Corp. ..............     2,027,319
  30,600    CIGNA Corp. .................     2,564,663
  35,200    Hartford Financial Services
             Group, Inc. ................     1,999,800
  46,300    Old Republic International
             Corp. ......................       844,975
                                           ------------
                                              7,436,757
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Oil Refining/Marketing (1.5%)
  25,800    Tosco Corp. .................  $    640,163
  60,800    Ultramar Diamond Shamrock
             Corp. ......................     1,314,800
                                           ------------
                                              1,954,963
                                           ------------
            Oil/Gas Transmission (0.6%)
  21,400    Coastal Corp. ...............       706,200
                                           ------------

            Other Consumer Services
             (0.9%)
  81,600    Service Corp.
             International...............     1,162,800
                                           ------------

            Other Specialty Stores (1.3%)
  85,100    Toys 'R' Us, Inc.*...........     1,600,944
                                           ------------

            Paper (0.3%)
  18,200    Westavaco Corp. .............       382,200
                                           ------------

            Photographic Products (1.0%)
  19,500    Eastman Kodak Co. ...........     1,245,563
                                           ------------

            Precision Instruments (2.1%)
  30,400    Beckman Coulter, Inc.*.......     1,337,600
  51,300    Tektronix, Inc. .............     1,295,325
                                           ------------
                                              2,632,925
                                           ------------
            Printing/Forms (0.3%)
  14,300    Standard Register Co. .......       424,531
                                           ------------

            Property - Casualty Insurers
             (1.7%)
  32,900    Everest Reinsurance Holdings,
             Inc. .......................     1,026,069
  14,300    Transatlantic Holdings,
             Inc. .......................     1,072,500
                                           ------------
                                              2,098,569
                                           ------------
            Railroads (0.5%)
  18,200    Burlington Northern Santa Fe
             Corp. ......................       598,325
                                           ------------

            Rental/Leasing Companies
             (0.1%)
   6,300    Ryder System, Inc. ..........       174,038
                                           ------------

            Savings & Loan Companies
             (2.4%)
  74,800    Washington Mutual, Inc. .....     3,057,450
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Specialty Chemicals (3.5%)
  29,200    Air Products & Chemicals,
             Inc. .......................  $  1,000,100
  63,000    Grace (W. R.) & Co.*.........       763,875
  87,300    Lubrizol Corp. (The).........     1,964,250
  18,500    Morton International,
             Inc. .......................       679,875
                                           ------------
                                              4,408,100
                                           ------------
            Specialty Foods/Candy (0.9%)
  56,900    Universal Foods Corp. .......     1,173,563
                                           ------------

            Specialty Steels (0.5%)
  45,900    Ryerson Tull, Inc. ..........       674,156
                                           ------------
            Textiles (0.5%)
  21,100    Springs Industries, Inc.
             (Class A)...................       571,019
                                           ------------
            Tobacco (1.9%)
  31,000    Philip Morris Companies,
             Inc. .......................     1,090,813
  54,500    RJR Nabisco Holdings
             Corp. ......................     1,362,500
                                           ------------
                                              2,453,313
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $126,169,441)................   122,113,906
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (3.5%)
            U.S. GOVERNMENT AGENCY (a)
  $3,000    (2.4%) Federal National
            Mortgage Assoc. 4.77% due
             04/20/99 (Amortized Cost
             $2,992,448).................  $  2,992,448
                                           ------------

            REPURCHASE AGREEMENT (1.1%)
   1,390    The Bank of New York
             4.875% due 04/01/99
             (dated 03/31/99; proceeds
             $1,390,495) (b)
             (Identified Cost
             $1,390,307).................     1,390,307
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
            $4,382,755)..................     4,382,755
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $130,552,196)
(c)..............................  100.1%   126,496,661
                                           ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)     (94,615)
                                      ---- ------------



                                              VALUE
-------------------------------------------------------
NET ASSETS.......................  100.0%  $126,402,046
                                   ======  ============

---------------------
 *  Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $395,000 U.S. Treasury Bill 0.00% due 03/02/00 valued at $378,446; $101,650 U.S. Treasury Bond 7.875% due 02/15/21 valued at
    $126,448; $421,000 U.S. Treasury Note 5.50% due 02/15/08 valued at $427,958;
    $400,000 U.S. Treasury Note 6.50% due 04/30/99 valued at $411,345 and
    $70,775 U.S. Treasury Note 6.625% due 07/31/01 valued at $73,917.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,920,932 and the aggregate gross unrealized depreciation is $10,976,467, resulting in net unrealized depreciation of $4,055,535.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $130,552,196).............................  $126,496,661
Receivable for:
    Shares of beneficial interest sold......................       201,698
    Dividends...............................................       154,978
    Investments sold........................................       140,431
Deferred offering costs.....................................        74,238
Prepaid expenses and other assets...........................        17,256
                                                              ------------
    TOTAL ASSETS............................................   127,085,262
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................       252,016
    Shares of beneficial interest repurchased...............       139,032
    Investment management fee...............................       115,397
    Plan of distribution fee................................       111,802
Offering costs..............................................         3,100
Accrued expenses and other payables.........................        61,869
                                                              ------------
    TOTAL LIABILITIES.......................................       683,216
                                                              ------------
    NET ASSETS..............................................  $126,402,046
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $131,407,757
Net unrealized depreciation.................................    (4,055,535)
Net investment loss.........................................       (36,725)
Net realized loss...........................................      (913,451)
                                                              ------------
    NET ASSETS..............................................  $126,402,046
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $5,302,213
Shares Outstanding (unlimited authorized, $.01 par value)...       552,544
    NET ASSET VALUE PER SHARE...............................         $9.60
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $10.13
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $114,687,349
Shares Outstanding (unlimited authorized, $.01 par value)...    11,974,791
    NET ASSET VALUE PER SHARE...............................         $9.58
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $6,380,731
Shares Outstanding (unlimited authorized, $.01 par value)...       666,219
    NET ASSET VALUE PER SHARE...............................         $9.58
                                                              ============
CLASS D SHARES:
Net Assets..................................................       $31,753
Shares Outstanding (unlimited authorized, $.01 par value)...         3,307
    NET ASSET VALUE PER SHARE...............................         $9.60
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF OPERATIONS
For the period November 25, 1998* through March 31, 1999
 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends...................................................  $   750,400
Interest....................................................      307,133
                                                              -----------

    TOTAL INCOME............................................    1,057,533
                                                              -----------

EXPENSES
Investment management fee...................................      433,381
Plan of distribution fee (Class A shares)...................        4,169
Plan of distribution fee (Class B shares)...................      394,004
Plan of distribution fee (Class C shares)...................       22,605
Transfer agent fees and expenses............................       66,475
Offering costs..............................................       39,907
Professional fees...........................................       22,500
Registration fees...........................................       20,206
Shareholder reports and notices.............................        5,828
Trustees' fees and expenses.................................        4,163
Custodian fees..............................................        3,443
Other.......................................................        2,572
                                                              -----------

    TOTAL EXPENSES..........................................    1,019,253
                                                              -----------

    NET INVESTMENT INCOME...................................       38,280
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................     (913,451)
Net unrealized depreciation.................................   (4,055,535)
                                                              -----------

    NET LOSS................................................   (4,968,986)
                                                              -----------

NET DECREASE................................................  $(4,930,706)
                                                              ===========

---------------------
* Commencement of operations.
        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                FOR THE PERIOD
                                                              NOVEMBER 25, 1998*
                                                                   THROUGH
                                                                MARCH 31, 1999
--------------------------------------------------------------------------------
                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $     38,280
Net realized loss...........................................         (913,451)
Net unrealized deppreciation................................       (4,055,535)
                                                                 ------------

    NET DECREASE............................................       (4,930,706)
                                                                 ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................           (5,565)
Class B shares..............................................          (65,573)
Class C shares..............................................           (3,827)
Class D shares..............................................              (40)
                                                                 ------------

    TOTAL DIVIDENDS.........................................          (75,005)
                                                                 ------------

Net increase from transactions in shares of beneficial
 interest...................................................      131,307,757
                                                                 ------------

    NET INCREASE............................................      126,302,046

NET ASSETS:
Beginning of period.........................................          100,000
                                                                 ------------
    END OF PERIOD
    (Including a net investment loss of $36,725)............     $126,402,046
                                                                 ============

---------------------

* Commencement of operations.
        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and had no other operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon; rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $114,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.00% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $7,160,203 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $20, $97,999 and $3,972, respectively and received $24,563 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended March 31, 1999 aggregated $132,302,326 and $5,219,487, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $11,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE PERIOD
                                                                 NOVEMBER 25, 1998*
                                                                       THROUGH
                                                                   MARCH 31, 1999
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              ----------   ------------
CLASS A
Sold........................................................     578,095   $  5,711,029
Reinvestment of dividends...................................         498          4,804
Redeemed....................................................     (28,549)      (275,149)
                                                              ----------   ------------
Net increase - Class A......................................     550,044      5,440,684
                                                              ----------   ------------
CLASS B
Sold........................................................  13,174,242    130,788,249
Reinvestment of dividends...................................       6,204         59,814
Redeemed....................................................  (1,208,155)   (11,611,693)
                                                              ----------   ------------
Net increase - Class B......................................  11,972,291    119,236,370
                                                              ----------   ------------
CLASS C
Sold........................................................     805,557      7,991,636
Reinvestment of dividends...................................         365          3,517
Redeemed....................................................    (142,203)    (1,372,238)
                                                              ----------   ------------
Net increase - Class C......................................     663,719      6,622,915
                                                              ----------   ------------
CLASS D
Sold........................................................         803          7,748
Reinvestment of dividends...................................           4             40
                                                              ----------   ------------
Net increase - Class D......................................         807          7,788
                                                              ----------   ------------
Net increase in Fund........................................  13,186,861   $131,307,757
                                                              ==========   ============

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL HIGHLIGHTS (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                FOR THE PERIOD NOVEMBER 25, 1998*
                                                                     THROUGH MARCH 31, 1999**
                                                              --------------------------------------
                                                              CLASS A   CLASS B    CLASS C   CLASS D
                                                              SHARES     SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................  $10.00      $10.00   $10.00    $10.00
                                                              ------      ------   ------    ------

Income (loss) from investment operations:
 Net investment income......................................    0.03          --++     --++    0.04
 Net realized and unrealized loss...........................   (0.42)      (0.41)   (0.41)    (0.42)
                                                              ------      ------   ------    ------

Total loss from investment operations.......................   (0.39)      (0.41)   (0.41)    (0.38)
                                                              ------      ------   ------    ------

Less dividends from net investment income...................   (0.01)      (0.01)   (0.01)    (0.02)
                                                              ------      ------   ------    ------

Net asset value, end of period..............................  $ 9.60      $ 9.58   $ 9.58    $ 9.60
                                                              ======      ======   ======    ======

TOTAL RETURN+(1)............................................   (3.87)%     (4.14)%  (4.14)%   (3.85)%

RATIOS TO AVERAGE NET ASSETS(2)(3):

Expenses....................................................    1.63%       2.38%    2.38%     1.38%

Net investment income.......................................    0.81%       0.06%    0.06%     1.06%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................  $5,302    $114,687   $6,381        $32

Portfolio turnover rate (1).................................       5%          5%       5%        5%

---------------------

 *    Commencement of operations.
      The per share amounts were computed using an average number
**    of shares outstanding during the period.
      Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of
 +    the period.
      Excludes $0.005650 and $0.005557 of dividends from net
++    investment income for Class B and Class C, respectively.
(1)   Not annualized.
(2)   Annualized.
      Reflects overall Fund ratios for investment income and
(3)   non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Miller Anderson & Sherrerd, LLP

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
VALUE FUND


[MORGAN STANLEY/DEAN WITTER GRAPHIC]


Semiannual Report
March 31, 1999